Submission	Mar. 25, 2026
Submission [Line Items]
Central Index Key	0001798562
Registrant Name	TMC the metals Co Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES